FEDERAL HOME LOAN BANK ADVANCES AND REPURCHASE AGREEMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Advances Branch Of Fhlb Bank Weighted Average Maturity Years	6 months	1 year 6 months
Federal Home Loan Bank Advances Branch Of Fhlb Bank Description	The interest rates on the floating rate advances reset quarterly based on the three month LIBOR rate plus a spread ranging from 16 to 260 basis points.
Average Balance Of Repurchase Agreements	$ 17,814,000	$ 23,918,000
Weighted Average Interest Rate On Repurchase Agreements	4.57%	4.54%
Maximum Balance Of Repurchase Agreements	20,000,000	30,000,000
US Government Agencies Securities, at Carrying Value	$ 22,800,000	$ 27,700,000